CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash, cash equivalents and restricted cash	$ 13,658		$ 18,478	$ 17,142	$ 8,927	$ 7,378	$ 10,446
Accounts receivable, net of allowances of $202 at March 31, 2022 and $259 at December 31, 2021	14,109		10,856		8,631
Due from related parties, net (Note 15)	4,370		3,813		4,112
Content library	23,214		25,201		26,074
Income tax receivable					10,498
Prepaid expenses and other current assets	6,662		6,667		6,949
Total current assets	62,013		65,015		65,191
Property and equipment, net (note 2)	36,743		40,624
Goodwill (Note 4)	147,523		147,523		147,523	147,523
Intangible assets, net (Note 4)	106,349		124,207		195,635
Operating lease right-of-use assets (Note 4)	8,274	$ 9,100
Other long-term assets	612		663		1,653
Total assets	361,514		378,032		473,091
Current Liabilities:
Trade payables	38,704		32,266		26,719
Due to related parties, net (Note 15)	74		74		449
Operating lease liabilities, current portion (Note 4)	2,958
Accrued and other current liabilities (Note 5)	58,566		57,755		75,954
Current portion of long-term debt (Note 6)	41,539		34,211		0
Total current liabilities	141,841		124,306		103,122
Long-term debt, net (Note 6)	301,371		287,355		307,474
Warrant liability (Note 11)	4,056		17,821
Operating lease liabilities, non-current portion (Note 4)	5,599
Other long-term liabilities	10,664		11,501		19,862
Deferred income taxes, net					41,171
Total liabilities	463,531		440,983		471,629
Commitments and contingencies (Note 13)
Shareholders' Equity
Common units					3
Additional paid-in-capital	302,958		302,455		223,085
Non-controlling interest	(70,581)		(32,456)
Accumulated deficit	(334,398)		(332,954)		(221,626)
Total equity	(102,017)		(62,951)	$ (25,167)	1,462	$ 70,911	$ 78,619
Total liabilities and shareholders' equity	361,514		378,032		$ 473,091
Class A Common Stock
Shareholders' Equity
Common stock	1		1
Class B Common Stock
Shareholders' Equity
Common stock	$ 3		$ 3